Annual Total Returns - Government Portfolio [BarChart] - 03.31 FIMM Funds Class 3 Combo PRO-10 - Government Portfolio - Class III	May 29, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.02%
Annual Return 2017	0.50%
Annual Return 2018	1.47%
Annual Return 2019	1.83%
Annual Return 2020	0.26%